Description of Business Description of Business - Schedule of Business Acquisition (Details) - USD ($) $ in Millions		Dec. 31, 2017	[1]	Oct. 06, 2017	Dec. 31, 2016
Goodwill		$ 3,815			$ 1,608
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				$ 2,726
OpCo [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				12,089
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[2]			11,611
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				41
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				519
Goodwill				2,207
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				2,726
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				8,310
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				$ 1,607

[1]	$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.
[2]	As part of the OpCo acquisition, we assumed $8.3 billion in financing obligations and $1.6 billion in long-term debt. See Note 10 and Note 12 for additional information.